NOTE RECEIVABLE (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended
	Mar. 06, 2018	Apr. 14, 2017	Oct. 10, 2016	Nov. 26, 2019	Jun. 30, 2016	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restricted shares issued for acquisition, amount						$ 270,900
Common stock par value							$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares outstanding		146,803,392					850,772,637	786,308,041	763,967,603
Allowance for doubtful account							$ 1,500,000	$ 1,500,000	$ 1,500,000
Branded Legacy [Member]
Restructuring Cost and Reserve [Line Items]
Investment										$ 1,648
Stockholders [Member]
Restructuring Cost and Reserve [Line Items]
Common stock dividends, shares		53,196,608
First Exchange Agreement [Member] | Branded Legacy [Member]
Restructuring Cost and Reserve [Line Items]
Remaining investment, shares	146,803,392
Shares held by company	2,746,723
Preferred stock, shares converted	164,803,380
Second Exchange Agreement [Member] | Branded Legacy [Member]
Restructuring Cost and Reserve [Line Items]
Remaining investment, shares				2,746,723
Debt instrument, principal amount				$ 1,500,000
Elev 8 Hemp [Member]
Restructuring Cost and Reserve [Line Items]
Ownership percentage					100.00%
Restricted shares issued for acquisition, amount					$ 50,000
Purchase price					$ 50,000
Elev 8 Hemp [Member] | Membership Interest Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Ownership percentage			100.00%
Business acquisition, shares issued			200,000,000
Common stock par value			$ 0.00001